ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and employee benefits	¥ 61,190	¥ 59,176
Others	23,060	20,356
Total	¥ 84,250	¥ 79,532